Financial risk management, objective and policies - Credit risk (Details) - Credit risk - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Financial risk management, objective and policies
Trade and other receivables	₨ 2,368,395	₨ 4,921,270
Other financial assets	1,063,024	1,295,448
Total	3,431,419	6,216,718
0 - 30 days
Financial risk management, objective and policies
Trade and other receivables	1,161,123	3,569,845
31 - 90 days
Financial risk management, objective and policies
Trade and other receivables	762,668	929,721
91 - 180 days
Financial risk management, objective and policies
Trade and other receivables	177,120	177,769
More than 180 days
Financial risk management, objective and policies
Trade and other receivables	₨ 267,484	₨ 243,935